13F-HR
<SEQUENCE>1
<FILENAME>armb03312009.txt
13F-HR - armb03312009.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              May 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  26,501
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                FORM 13F INFORMATION TABLE
                                                Alaska Retirement Management Board
                                                March 31, 2009

COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4  COLUMN 5    COLUMN 6 COLUMN 7  COLUMN 8

                                TITLE                        VALUE   SHARES/SH/  PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP        (x$1000)PRN AMTPRN  CALLDSCRETN MGRS    SOLE  SHARED NONE
--------------
ALEXANDERS INC                  COM              '014752109       194   1140 SH      SOLE              1140
ALEXANDRIA REAL ESTATE EQ IN    COM              '015271109       262   7210 SH      SOLE              7210
AMB PROPERTY CORP               COM              '00163T109       315  21900 SH      SOLE             21900
AMERICAN CAMPUS CMNTYS INC      COM              '024835100       245  14160 SH      SOLE             14160
APARTMENT INVT + MGMT CO        CLASS A          '03748R101       143  26136 SH      SOLE             26136
AVALONBAY CMNTYS INC            COM              '053484101       975  20722 SH      SOLE             20722
BIOMED REALTY TRUSTINC          COM              '09063H107       121  17970 SH      SOLE             17970
BOSTON PROPERTIES INC           COM              '101121101      1033  29500 SH      SOLE             29500
BRANDYWINE RLTY TR              SH BEN INT NEW   '105368203        56  19820 SH      SOLE             19820
BRE PROPERTIES INC              CLASS A          '05564E106       223  11400 SH      SOLE             11400
CAMDEN PPTY TR                  SH BEN INT       '133131102       256  11890 SH      SOLE             11890
CORPORATE OFFICE PPTYS TR       SH BEN INT       '22002T108       286  11540 SH      SOLE             11540
DCT INDUSTRIAL TRUST INC        COM              '233153105       174  54920 SH      SOLE             54920
DIGITAL RLTY TR INC             COM              '253868103       541  16320 SH      SOLE             16320
DOUGLAS EMMETT INC              COM              '25960P109       200  27130 SH      SOLE             27130
DUKE REALTY CORP                COM NEW          '264411505       181  32960 SH      SOLE             32960
EASTGROUP PPTY INC              COM              '277276101       156   5560 SH      SOLE              5560
ENTERTAINMENT PPTYS TR          COM SH BEN INT   '29380T105       115   7350 SH      SOLE              7350
EQUITY LIFESTYLE PPTYS INC      COM              '29472R108       209   5510 SH      SOLE              5510
EQUITY ONE INC                  COM              '294752100       209  17150 SH      SOLE             17150
EQUITY RESIDENTIAL              SH BEN INT       '29476L107      1293  70510 SH      SOLE             70510
ESSEX PPTY TR INC               COM              '297178105       451   7880 SH      SOLE              7880
EXTRA SPACE STORAGE INC         COM              '30225T102       105  19130 SH      SOLE             19130
FEDERAL REALTY INVT TR          SH BEN INT NEW   '313747206       680  14790 SH      SOLE             14790
FRANKLIN STREET PPTYS CORP      COM              '35471R106       194  15830 SH      SOLE             15830
HCP INC                         COM              '40414L109      1208  67710 SH      SOLE             67710
HEALTH CARE REIT INC            COM              '42217K106       707  23140 SH      SOLE             23140
HEALTHCARE RLTY TR              COM              '421946104       197  13160 SH      SOLE             13160
HIGHWOODS PPTYS INC             COM              '431284108       304  14210 SH      SOLE             14210
HOME PROPERTIES INC             COM              '437306103       221   7220 SH      SOLE              7220
HOSPITALITY PPTYS TR            COM SH BEN INT   '44106M102       251  20990 SH      SOLE             20990
HOST HOTELS & RESORTS INC       COM              '44107P104       459 117170 SH      SOLE            117170
HRPT PPTYS TR                   COM SH BEN INT   '40426W101       162  50920 SH      SOLE             50920
INLAND REAL ESTATE CORP         COM NEW          '457461200       104  14750 SH      SOLE             14750
INVESTORS REAL ESTATE TR        SH BEN INT       '461730103       128  13030 SH      SOLE             13030
KILROY RLTY CORP                COM              '49427F108       127   7400 SH      SOLE              7400
KIMCO REALTY CORP               COM              '49446R109       453  59570 SH      SOLE             59570
LIBERTY PPTY TR                 SH BEN INT       '531172104       415  21960 SH      SOLE             21960
MACERICH CO                     COM              '554382101       106  17030 SH      SOLE             17030
MACK CA RLTY CORP               COM              '554489104       291  14690 SH      SOLE             14690
MID AMER APT CMNTYS INC         COM              '59522J103       194   6310 SH      SOLE              6310
NATIONAL RETAIL PROPERTIES I    COM              '637417106       277  17530 SH      SOLE             17530
NATIONWIDE HEALTH PPTYS INC     COM              '638620104       645  29080 SH      SOLE             29080
OMEGA HEALTHCARE INVS INC       COM              '681936100       259  18410 SH      SOLE             18410
PLUM CREEK TIMBER CO INC        COM              '729251108      1084  37310 SH      SOLE             37310
POST PPTYS INC                  COM              '737464107        99   9830 SH      SOLE              9830
POTLATCH CORP NEW               COM              '737630103       203   8770 SH      SOLE              8770
PROLOGIS                        SH BEN INT       '743410102       386  59430 SH      SOLE             59430
PS BUSINESS PKS INC CALIF       COM              '69360J107       168   4570 SH      SOLE              4570
PUBLIC STORAGE                  COM              '74460D109      2248  40700 SH      SOLE             40700
RAYONIER INC                    COM              '754907103       531  17590 SH      SOLE             17590
REALTY INCOME CORP              COM              '756109104       438  23320 SH      SOLE             23320
REGENCY CTRS CORP               COM              '758849103       413  15570 SH      SOLE             15570
SAUL CTRS INC                   COM              '804395101        91   3990 SH      SOLE              3990
SENIOR HSG PPTYS TR             SH BEN INT       '81721M109       359  25610 SH      SOLE             25610
SIMON PPTY GROUP INC NEW        COM              '828806109      1923  55539 SH      SOLE             55539
SL GREEN RLTY CORP              COM              '78440X101       137  12760 SH      SOLE             12760
SOVRAN SELF STORAGE INC         COM              '84610H108        97   4880 SH      SOLE              4880
TANGER FACTORY OUTLET CTRS      COM              '875465106       218   7070 SH      SOLE              7070
TAUBMAN CTRS INC                COM              '876664103       257  15110 SH      SOLE             15110
UDR INC                         COM              '902653104       262  30465 SH      SOLE             30465
VENTAS INC                      SH BEN INT       '92276F100       894  39560 SH      SOLE             39560
VORNADO RLTY TR                 COM              '929042109      1181  35538 SH      SOLE             35538
WASHINGTON REAL ESTATE INVT     SH BEN INT       '939653101       202  11720 SH      SOLE             11720
WEINGARTEN RLTY INVS            SH BEN INT       '948741103       185  19480 SH      SOLE             19480
